JPMorgan Tax Aware Real Return Fund Average Annual Total Returns - R6 Shares [Member]	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
BLOOMBERG US MUNICIPAL INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.25%	0.80%	2.34%
BLOOMBERG U.S. 1-15 YEAR BLEND (1-17) MUNICIPAL BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	5.18%	1.16%	2.27%
BLOOMBERG US MUNICIPAL/INFLATION SWAP 5 YEAR ZERO COUPON CUSTOM INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.28%	3.22%	3.70%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent	3.99%	2.80%	2.61%
Class R6 | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	3.95%	2.76%	2.59%
Class R6 | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	3.81%	2.77%	2.62%